Financial Instruments and Fair Value	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value [Abstract]
Financial instruments and fair value

NOTE 17: Financial instruments and fair value

The table shows the Company’s significant financial assets and liabilities. All financial assets and liabilities are carried at amortized cost with the exception of the contingent considerations in relation to acquisitions and derivative financial instruments reported at fair value through the statement of profit or loss.

All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.

Thousands of $ For The Years ended December 31	2024	2023	Fair value hierarchy
Financial assets
At fair value:
Option to pay GPS earnout in shares	502	763	Level 3
Right for early repayment of OrbiMed loan	434	-	Level 3
Subtotal financial assets at fair value	936	763

At amortized cost:
Trade receivables	14,440	11,088
Cash and cash equivalents	46,798	22,380
Subtotal financial assets at amortized cost	61,238	33,468
Total financial assets	62,174	34,231

Financial liabilities
At fair value:
Other financial liabilities
GPS contingent consideration	67,284	62,611	Level 3
Exact Sciences 5-Year Warrants	-	2,153	Level 3
NovioGendix contingent consideration	572	1,198	Level 3
Innovatus derivative instrument	-	192	Level 3
Subtotal financial liabilities at fair value	67,856	66,154

At amortized cost:
Loans and borrowings	51,291	36,207
Lease liabilities	8,773	5,058
Trade payables	8,001	8,811
Subtotal financial liabilities at amortized cost	68,065	50,076
Total financial liabilities	135,921	116,230

Recognized fair value measurements – valuation technique and principal inputs

The fair value of the financial instruments has been determined on the basis of the following methods and assumptions:

●	The fair value of the Company’s right to settle part (or all) of the contingent consideration (earnout) due to Exact Sciences, as part of the GPS acquisition, through the issuance of shares is based on a Monte Carlo model which evaluates certain scenarios where this settlement option would be preferrable for the Company.

●	The fair value of the Company’s right for early repayment of the OrbiMed loan was determined based on certain inputs, with primary focus on credit ratings, probability of a change in credit rating, and discount rates.

●	The carrying value of the cash and cash equivalents, the trade receivables, other current assets and the trade payables approximate their fair value due to their short-term character;

●	The fair value of loans and borrowings applying the Effective Interest Rate method approximates their carrying value (level 2):

o	OrbiMed (2024): the host financial liability was obtained with a variable interest rate based upon the greater of (x) the SOFR for such period and (y) 2.50% plus, in either case, 8.50%.

o	Innovatus (2023): the host financial liability was obtained with a variable interest rate based upon the Prime Rate, with a floor of 4% and a margin of 4.25%.

●	Leases are measured at the present value of the remaining lease payments, using a discount rate based on the incremental borrowing rate at the commencement date of these leases. Their fair value approximates their carrying value.

●	The fair value of contingent consideration payable to Exact Sciences (for the GPS acquisition) and NovioGendix (presented in the yearend statement of financial position under “other non-current financial liabilities” and “other current financial liabilities”) is based on an estimated outcome of the conditional purchase price/contingent payments arising from contractual obligations (level 3). This is initially recognized as part of the purchase price and subsequently fair valued with changes recorded through other operating income in the statement of profit or loss.

o	GPS: The fair value of the contingent consideration payable to Exact Sciences is based on a probability-weighted average estimate based on multiple scenarios varying in timing and amount of earnout payment. This probability-weighted estimate of a payout of $82.5 million over the full earnout period is then discounted to its net present value taking into account the expected time when earnout would become payable in 2025, 2026, and 2027. This contingent consideration was initially recorded along with the purchase price allocation of this business combination. Fair-value adjustments resulting in total charges of $4.7 million have been recorded as of December 31, 2024, of which $4.0 million is in financial expense and $0.7 million is in operating expense. The Company used a discount rate of 20.13%.

o	NovioGendix: the Company used a discount rate of 20.13%. A net negative fair value measurement of $71,000 was recognized in the 2024 consolidated financial statements, of which $0 in operating income and $71,000 in financial income.

●	Exact Sciences 5-Year Warrants: The fair value of the warrant held by Exact Sciences to acquire up to 1 million shares of MDxHealth was measured using a Binomial tree valuation model which took into account several factors including the expected evolution in the Company’s share price starting from the share price on December 31, 2023 of $3.94 with an estimated volatility of 72.99% and a contractual strike price of $5.265. This valuation model is considered as a level 3 input and was assessed at $2.2 million financial liability as of December 31, 2023. Following approval of the issuance of the Warrants at the Company’s General Assembly on June 20, 2024, the warrants are no longer considered to be a financial liability and have accordingly been reclassified into equity as an equity instrument at the then prevailing fair value of $1.1 million, considering a share price of $2.67 on June 20, 2024, and an estimated volatility of 71.46%.

Fair value hierarchy:

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted prices in active markets for identical assets and liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

No financial assets or financial liabilities have been reclassified between the valuation categories during the year.

A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:

Thousands of $	Financial Derivative Instruments (Kreos[1] and Innovatus)		Contingent Consideration (NovioGendix and GPS)
For the years ended December 31	2024	2023	2024	2023
Beginning balance	192	1,801	65,962	54,063
Cash movements
Loans and borrowings repaid		(1,022)	(555)	(250)
Non-cash movements
Exact Sciences 5-year warrant[2]			(1,116)	2,153
Innovatus embedded derivative convertible call option[3]	(27)
Effective interest rate adjustment		(4)
Fair value changes through profit and loss	(165)	(719)		9,996
Change to level 1 fair value hierarchy		136
Ending balance	-	192	67,856	65,962

[1]	Kreos derivative instrument only in 2023
[2]	Reclassified to equity in 2024
[3]	Fair value adjusted to zero given full repayment of Innovatus loan